Other assets and non-current assets (Tables)	12 Months Ended
Jun. 30, 2024
Other assets and non-current assets
Schedule of other assets and other non-current assets

Other assets consist of the following:

	As of June 30,
(in € thousands)	2023	2024
Right of return assets	11,301	13,205
Current VAT receivables	1,446	—
Prepaid expenses	3,788	4,233
Receivables from payment service providers	662	1,086
Advance payments	2,347	2,582
DDP duty drawbacks (1)	16,520	14,352
Other current assets (2)	6,049	9,848
	42,113	45,306
(1)	The position is related to DDP duty drawbacks for international customs.
(2)	Other current assets consist mostly of creditors with debit balances.

(in € thousands)	June 30, 2023	June 30, 2024
Other non-current receivables	30	29
Non-current deposits	552	1,431
Non-current prepaid expenses (1)	5,990	6,112
	6,572	7,572
(1)

This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.